Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Schedule of total charge to the profit or loss

	2024	2023	2022
	$’000	$’000	$’000

Expense under equity settled classification from date of amendment	20,343	13,370	13,265

Schedule of movements in the number of share options outstanding

2024
Omnibus
plan
000’s

Authorized	10,470

Issued
At January 1	4,130
Issued	6,340
Forfeited	(321)
Exercised during the year	(885)
At December 31	9,264

	2023
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	634	2,560	768	10	4,750

Issued
At January 1	634	2,560	768	10	2,618
Issued	—	—	—	—	2,132
Forfeited	(317)	(1,280)	(384)	(5)	(127)
Exercised during the period	(317)	(1,280)	(384)	(5)	(493)
At December 31	—	—	—	—	4,130

Schedule of weightedaverage remaining contractual life

	2024		2023
	Weighted	Number of	Weighted	Number of
	average	awards in force	average	awards in force
	remaining	at year end	remaining	at year end
	contractual life(a)		contractual life(a)
Year of grant
2022	0.26	1,266,575	1.02	2,041,836
2023	1.16	1,734,542	1.96	2,088,008
2024	1.86	6,263,368	—	—
		9,264,485		4,129,844
(a)	The contractual remaining life has been determined using vesting dates as all awards are expected to be exercised on vesting date.